SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2012
Supplemental information [Abstract]
Additional Financial Information Disclosure [Text Block]
24.   SUPPLEMENTAL INFORMATION

There were no non-cash investing and financing activities in the years ended December 31, 2012 and 2011.

In July and October 2010, the Company purchased two 2010-built Capesize dry bulk carriers, Golden Future and Golden Zhejiang, from Golden Ocean. Golden Future was purchased for $47.0 million in cash and 1,464,515 shares worth $25.0 million. Golden Zhejiang was purchased for $47.0 million in cash and 973,684 shares worth $18.5 million.